UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA January 8, 2001

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    4,392       90,665 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1    1,790       32,694 SH                 4,773   0     0
Alza Corp.           COM             022615 10 8    2,019       47,516 SH                 5,236   0     0
American Greetings   CL A            026375 10 5       97       10,325 SH                     0   0     0
American Home ProductCOM             026609 10 7    5,953       93,672 SH                17,200   0     0
American InternationaCOM             026874 10 7      795        8,061 SH                     0   0     0
Anadarko Petroleum CoCOM             032511 10 7      346        4,875 SH                     0   0     0
Anheuser Busch       COM             035229 10 3    5,043      110,846 SH                24,820   0     0
AT&T                 COM             001957 10 9    1,591       91,911 SH                16,947   0     0
AT&T Liberty Media GrCOM             001957 20 8    1,672      123,311 SH                     0   0     0
Atrix Labs Inc       COM             04962L 10 1      170       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    1,784       28,184 SH                18,000   0     0
Avnet Inc            COM             053807 10 3      648       30,150 SH                     0   0     0
Baker Hughes         COM             057224 10 7      287        6,925 SH                     0   0     0
Baxter International COM             071813 10 9    3,463       39,214 SH                 3,757   0     0
Becton Dickinson & CoCOM             075887 10 9    3,032	    87,566 SH                12,000   0     0
Bell South           COM             079860 10 2    1,569       38,334 SH                 8,000   0     0
Berkshire Hathaway ClCOM             084670 20 7      781          332 SH                     0   0     0
Biogen               COM             090597 10 5      207        3,450 SH                     0   0     0
Boeing               COM             097023 10 5    3,392       51,394 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    5,045      105,385 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    6,874       92,970 SH                12,700   0     0
Brown Forman Cl. A   COM		 115637 10 0      244        3,661 SH			    0   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,278       44,070 SH                 9,286   0     0
Cardinal Health Inc. COM             14149y 10 8    2,268       22,765 SH                 5,603   0     0
Chevron              COM             166751 10 7      852       10,088 SH                     0   0     0
Chiron Corp          COM             170040 10 9      521       11,708 SH                   616   0     0
Cisco Systems        COM             17275R 10 2    4,119      107,697 SH                27,000   0     0
Citigroup Inc.       COM             172967 10 1      374        7,319 SH                     0   0     0
Coca Cola Company    COM             191216 10 0    1,216       19,959 SH                     0   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      497       11,900 SH                     0   0     0
Compaq               COM             204493 10 3      301       20,029 SH                     0   0     0
Conoco Cl. B         COM             208251 40 5    1,252       43,249 SH                 8,475   0     0
Corning Inc          COM             219350 10 5    5,050       95,629 SH                13,850   0     0
Costco Companies Inc.COM             22160Q 10 2    1,896       47,469 SH                     0   0     0
Diebold Inc          COM             253651 10 3      330        9,875 SH                     0   0     0
Disney               COM             254687 10 6    1,604       55,424 SH                 3,960   0     0
Dow Jones            COM             260561 10 5    1,243       21,954 SH                 6,200   0     0
Duke Energy          COM             264399 10 6      501        5,883 SH                     0   0     0
DuPont               COM             263534 10 9    1,100       22,767 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      405        6,100 SH                     0   0     0
Eastman Kodak        COM             277461 10 9    1,302       34,847 SH                 7,549   0     0
El Paso Energy Corp. COM             283905 10 7    2,249       31,405 SH                     0   0     0
Electronic Data SysteCOM             285661 10 4    2,136       36,988 SH                 4,927   0     0
Eli Lilly            COM             532457 10 8    6,290       67,594 SH                12,200   0     0
Emerson Electric     COM             291011 10 4    1,551       19,680 SH                 3,000   0     0
Energizer Holding IncCOM             29266r 10 8      203        9,526 SH                   507   0     0
Enron Corp           COM             293561 10 6    1,987       23,900 SH                     0   0     0
Exxon Corporation    COM             302290 10 1    2,547       29,300 SH                 6,621   0     0
Gannett              COM             364730 10 1    2,850       45,187 SH                 5,400   0     0
General Electric     COM             369604 10 3    3,072       64,074 SH                28,200   0     0
Genzyme Corporation  COM             372917 10 4      216        2,400 SH                     0   0     0
Golden West FinancialCOM             381317 10 6      547        8,100 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,512      111,262 SH                23,200   0     0
Hilton Hotels        COM             432848 10 9      120       11,400 SH                     0   0     0
Home Depot Inc.      COM             437076 10 2    1,229       26,902 SH                     0   0     0
Hubbell Inc Class A  CL  A           443510 10 2      482       18,525 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      340       12,812 SH                   420   0     0
IMS Health Inc       COM             449934 10 8    1,582       58,595 SH                 8,100   0     0
Intel Corp           COM             458140 10 0    6,498      216,148 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    6,529       76,816 SH                12,600   0     0
JP Morgan                            616880 10 0      202        1,225 SH                     0   0     0
Jacobson Stores      COM             469834 10 5      234       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    4,158       39,580 SH                 9,600   0     0
Kroger Company       COM             501044 10 1    1,178       43,515 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      678       22,750 SH                     0   0     0
Lucent Technologies  COM             549463 10 7      872       64,607 SH                 8,835   0     0
MCI Worldcom Inc     COM             55268b 10 6      246       17,515 SH                 2,700   0     0
Masco Corp           COM             574599 10 6    3,200      124,563 SH                18,000   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,177       60,370 SH                13,600   0     0
McClatchy Newspapers CL  A           579489 10 5      958       22,475 SH                     0   0     0
Merck                COM             589331 10 7    2,839       30,326 SH                11,340   0     0
Microsoft Corp.      COM             594918 10 4    1,194       27,536 SH                 4,300   0     0
Minnesota Mining     COM             604059 10 5    1,590       13,195 SH                 4,000   0     0
Motorola             COM             620076 10 9    3,432      169,614 SH                37,800   0     0
New York Times Class CL  A           650111 10 7    2,305       57,558 SH                 2,000   0     0
Oracle Corp.         COM             68389x 10 5      247        8,496 SH                     0   0     0
Park Place EntertainmCOM             700690 10 0      132       11,050 SH                     0   0     0
Pepsico Inc          COM             713448 10 8    6,318      127,467 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3   15,738      342,141 SH                61,400   0     0
Pharmacia Corp       COM             716941 10 9    1,059       17,367 SH                     0   0     0
Procter & Gamble     COM             742718 10 9    2,698       34,402 SH                 5,800   0     0
Qwest Comm.          COM             749121 10 9    2,508       61,160 SH                 7,798   0     0
Ralston Purina Group COM RAL-PUR GR  751277 30 2    1,698       64,981 SH                15,216   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      509        8,408 SH                     0   0     0
S B C Communications COM             78387G 10 3    2,870       60,114 SH                 1,200   0     0
Schering Plough Corp COM             806605 10 1      970       17,101 SH                     0   0     0
Schlumberger         COM             806857 10 8    3,006       37,607 SH                 4,800   0     0
Servicemaster        COM             81760N 10 9      387       33,639 SH                     0   0     0
Snap On Tools        COM             833034 10 1    2,223       79,717 SH                30,317   0     0
Sun Microsystems Inc.COM             866810 10 4    1,024       36,730 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,484      108,025 SH                18,600   0     0
Texaco               COM             881694 10 3      975       15,700 SH                 5,100   0     0
Time Warner IncorporaCOM             887315 10 9    2,790       53,412 SH                 8,700   0     0
Tribune Co           COM             896047 10 7    2,333       55,219 SH                13,200   0     0
Tribune Phones       PFD CV 2%       896047 30 5      860       11,310 SH                 2,000   0     0
Twentieth Century IndCOM             901272 20 3      610       42,838 SH                     0   0     0
Tyco Intl. Ltd       COM             902124 10 6      400        7,213 SH                   851   0     0
U S T Inc            COM             902911 10 6      878       31,275 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8      941       18,745 SH                   200   0     0
Unocal               COM             915289 10 2      441       11,408 SH                     0   0     0
USA Networks         COM             902984 10 3      546       28,100 SH                     0   0     0
USX-Marathon Group   COM             902905 82 7      472       17,037 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,716       74,135 SH                21,070   0     0
Vivendi ADR		   ADR		 92851s 20 4    1,726       26,429 SH                     0   0     0
Vodafone Airtouch ADRADR             92857T 10 7    4,617      128,906 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3      534       11,100 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,153       38,667 SH                     0   0     0
Williams Companies   COM             969457 10 0      639       16,010 SH                     0   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2       907     825,000 PRN                  350   0     0
Hilton Hotel 5% 06   SUB NT CONV     432848 AL 3     1,856   1,568,320 PRN                  350   0     0
Park Electrochem 5.5%SUBNT CV        700416 AB 6     1,556   1,453,000 PRN                  310   0     0